Document and Entity Information	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Entity Registrant Name	NatWest Group plc
Entity Central Index Key	0000844150
Document Type	6-K
Document Period End Date	Jun. 30, 2021
Amendment Flag	false
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021